Subsequent events	12 Months Ended
Jul. 31, 2025
Subsequent events

6. Subsequent events

The Company has evaluated events that have occurred subsequent to July 31, 2025 and through the date that the financial statements are issed. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the Company’s financial statements.

On October 1, 2025, Black Titan successfully completed the merger with TTNP and Talentec. Following the merger, on October 2, 2025, the combined company’s ordinary shares, with a par value of $0.0001 per share, began trading on the Nasdaq stock exchange under the ticker symbol NASDAQ: BTTC. In accordance with the Merger and Contribution and Share Exchange Agreement dated August 19, 2024, TTNP became a wholly owned subsidiary of Black Titan Corporation, effective October 1, 2025. As part of the transaction, each issued and outstanding share of TTNP common stock was automatically converted into ordinary shares of Black Titan on a one-for-one basis. Trading of TTNP’s common stock on the Nasdaq Capital Market ceased at the close of business on October 1, 2025, and Black Titan’s ordinary shares began trading on Nasdaq on October 2, 2025.

TALENTEC SDN. BHD. [Member]
Subsequent events

16.	SUBSEQUENT EVENTS

The Group evaluated subsequent events through the date that the consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.